UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6383

        Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 8.9% (5.9% of Total Investments)
$700	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BBB-	$681,184
	5.125%, 11/01/35
1,720	Ferris State College, Michigan, General Revenue Bonds, Series 1998, 5.000%, 10/01/23 - AMBAC	4/08 at 100.00	AAA	1,768,779
	Insured
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,834,898
	Kettering University, Series 2001, 5.500%, 9/01/17 - AMBAC Insured
1,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	1,579,185
	9/01/10 (Alternative Minimum Tax) - AMBAC Insured
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	1,035,010
	9/01/20 (Alternative Minimum Tax) - AMBAC Insured
	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,060	5.000%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	1,110,032
1,115	5.000%, 10/01/22 - MBIA Insured	10/13 at 100.00	AAA	1,164,584
1,170	5.000%, 10/01/23 - MBIA Insured	10/13 at 100.00	AAA	1,219,631
	Wayne State University, Michigan, General Revenue Bonds, Series 1999:
3,430	5.250%, 11/15/19 - FGIC Insured	11/09 at 101.00	AAA	3,667,287
1,000	5.125%, 11/15/29 - FGIC Insured	11/09 at 101.00	AAA	1,044,040
1,000	Western Michigan University, General Revenue Refunding Bonds, Series 2003, 5.000%, 11/15/20 - MBIA	11/13 at 100.00	AAA	1,050,600
	Insured

	Healthcare - 16.8% (11.0% of Total Investments)
2,900	Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oakwood Obligated Group,	11/05 at 102.00	AAA	2,963,307
	Series 1995A, 5.875%, 11/15/25 - FGIC Insured
1,235	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	1,288,970
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured
1,171	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series	No Opt. Call	Baa2	1,176,183
	2001, 7.360%, 3/01/07
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	1,606,830
	System, Series 2003A, 5.625%, 3/01/17
1,700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Health Services	8/09 at 101.00	AAA	1,833,399
	Obligated Group, Series 1999X, 5.750%, 8/15/19 - MBIA Insured
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mt. Clemens
	Corporation Obligated Group, Series 1999A:
3,385	5.750%, 5/15/17 - MBIA Insured	5/09 at 101.00	AAA	3,636,438
500	5.750%, 5/15/29 - MBIA Insured	5/09 at 101.00	AAA	533,370
2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	BB-	2,519,100
	Group, Series 1998A, 5.250%, 8/15/28
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial Healthcare	11/09 at 101.00	BBB+	1,046,720
	Center Obligated Group, Series 1999, 5.875%, 11/15/21
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	5,297,800
	1999A, 6.000%, 11/15/24
500	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A,	5/15 at 100.00	Baa1	495,240
	5.000%, 5/15/26
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005,	5/15 at 100.00	BBB	486,605
	5.000%, 5/15/37
5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	5,689,475
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured
2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA+	1,812,455

	Housing/Multifamily - 2.7% (1.8% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue Bonds,	12/20 at 101.00	AAA	2,845,612
	Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
2,110	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	4/09 at 101.00	AAA	2,129,961
	10/01/37 (Alternative Minimum Tax) - MBIA Insured

	Housing/Single Family - 0.6% (0.4% of Total Investments)
1,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001, 5.300%,	1/11 at 100.00	AAA	1,033,980
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Long-Term Care - 0.7% (0.4% of Total Investments)
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	979,950
	Obligated Group, Series 2005, 5.250%, 11/15/25
200	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+	201,472
	Village, Series 1998, 5.375%, 7/01/28

	Materials - 1.0% (0.6% of Total Investments)
1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,725,378
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 38.2% (25.1% of Total Investments)
	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	AA	2,612,425
3,200	5.000%, 5/01/29	5/11 at 100.00	AA	3,273,280
1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Refunding	5/12 at 100.00	AA	1,035,260
	Bonds, Series 2002, 5.000%, 5/01/25
1,000	Belding School District, Ionia, Kent and Montcalm Counties, Michigan, General Obligation Refunding	5/08 at 100.00	AAA	1,026,920
	Bonds, Series 1998, 5.000%, 5/01/26 - AMBAC Insured
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,259,436
1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds,	5/12 at 100.00	AA	1,444,357
	Series 2002, 5.500%, 5/01/16
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,	5/13 at 100.00	AA	2,261,097
	Series 2003, 5.250%, 5/01/20
1,285	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,	5/15 at 100.00	AAA	1,339,780
	Series 2005, 5.000%, 5/01/25 - MBIA Insured
1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,931,770
	5/01/24 - MBIA Insured
1,195	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 - AMBAC Insured	4/14 at 100.00	AAA	1,270,512
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	AAA	2,346,600
	6.000%, 5/01/19 - FGIC Insured
1,065	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%,	5/14 at 100.00	AAA	1,112,595
	5/01/22 - FSA Insured
	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series 2004B:
1,150	5.000%, 5/01/16 - AMBAC Insured	11/14 at 100.00	AAA	1,226,797
2,100	5.000%, 5/01/17 - AMBAC Insured	11/14 at 100.00	AAA	2,232,111
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation
	Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	3,340,081
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,063,440
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%,	11/13 at 100.00	AA	1,466,710
	5/01/21
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	1,112,595
	Bonds, Series 2004, 5.000%, 5/01/22 - FSA Insured
2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series 2002,	5/12 at 100.00	AA	2,075,900
	5.000%, 5/01/24
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26 -	6/13 at 100.00	AAA	1,853,294
	MBIA Insured
1,785	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AAA	1,869,948
	5/01/21 - MBIA Insured
1,315	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	1,373,123
	5.000%, 5/01/24 - MBIA Insured
4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%,	5/13 at 100.00	AA	4,297,120
	5/01/20
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%, 5/01/22 -	No Opt. Call	AAA	2,977,175
	MBIA Insured
1,255	Morenci Area Schools, Lenawee County, Michigan, General Obligation Bonds, Series 2002, 5.250%,	5/12 at 100.00	AAA	1,347,355
	5/01/19 - MBIA Insured
1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2 Revenue	7/11 at 100.00	AAA	1,130,217
	Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured
1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002, 5.125%,	9/11 at 100.00	AAA	1,056,040
	9/01/22
4,200	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA	No Opt. Call	AAA	4,770,822
	Insured
1,510	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,573,178
	5/01/27 - FSA Insured
1,940	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General	5/15 at 100.00	AAA	2,030,346
	Obligation Bonds, Series 2005-II, 5.000%, 5/01/23 - FGIC Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,725,553
	5/01/26 - MBIA Insured
1,525	Tecumseh Public Schools, Lenawee County, Michigan, General Obligation Bonds, Series 2005, 5.125%,	5/15 at 100.00	AAA	1,594,418
	5/01/30 - FGIC Insured
1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AAA	1,137,108
	Bonds, Series 2001, 5.375%, 5/01/19 - FSA Insured
5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	5,182,250
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 - MBIA Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	AAA	1,968,018
	Series 1996, 5.500%, 5/01/25 - MBIA Insured

	Tax Obligation/Limited - 14.5% (9.5% of Total Investments)
1,800	Wayne County, Dearborn Heights, Michigan, Tax Increment Financing Authority, Limited Tax General	10/10 at 100.00	AAA	1,863,234
	Obligation Bonds, Police and Courthouse Facility, Series 2001A, 5.000%, 10/01/26 - MBIA Insured
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,075,210
	Series 1998, 5.000%, 4/01/16
1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,394,415
	Series 2001, 5.125%, 10/01/26 - MBIA Insured
65	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	11/05 at 100.00	A	65,185
	1992D, 6.650%, 5/01/12
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	2,205,135
	10/15/33 - AMBAC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 - MBIA Insured	10/13 at 100.00	AAA	5,327,817
5,000	5.000%, 10/15/23 - MBIA Insured	10/13 at 100.00	AAA	5,213,050
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 - FSA Insured	10/12 at 100.00	AAA	3,758,895
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%,	7/16 at 100.00	BBB+	4,376,299
	7/01/36
915	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB-	1,069,470
	8/01/26

	Transportation - 0.6% (0.4% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/21	7/12 at 100.00	AAA	1,036,600
	(Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 40.2% (26.4% of Total Investments)
	Allegan County Public School District, Michigan, General Obligation Bonds, Series 2000:
1,850	5.600%, 5/01/20 (Pre-refunded to 5/01/10) - FSA Insured	5/10 at 100.00	AAA	2,011,912
1,435	5.750%, 5/01/30 (Pre-refunded to 5/01/10) - FSA Insured	5/10 at 100.00	AAA	1,569,474
2,190	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	5/09 at 100.00	AAA	2,374,529
	Series 1999I, 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FGIC Insured
1,000	Charlotte Public School District, Easton County, Michigan, General Obligation Unlimited Tax School	5/09 at 100.00	AAA	1,061,410
	Building and Site Bonds, Series 1999, 5.250%, 5/01/25 (Pre-refunded to 5/01/09) - FGIC Insured
220	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	231,425
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
2,000	Clarkston Community Schools, Michigan, General Obligation Bonds, School Bond Loan Fund - QSBLF,	5/07 at 100.00	AAA	2,062,400
	Series 1997, 5.250%, 5/01/23 (Pre-refunded to 5/01/07) - MBIA Insured
1,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	1,100,760
	(Pre-refunded to 1/01/10) - FGIC Insured
	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1997A:
950	5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	995,344
1,730	5.000%, 7/01/22 (Pre-refunded to 7/01/07) - MBIA Insured	7/07 at 101.00	AAA	1,798,629
2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	2,193,940
	(Pre-refunded to 1/01/10) - FGIC Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 101.00	AAA	3,792,802
770	5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured	7/11 at 100.00	AAA	833,125
1,000	East China School District, St. Clair County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA***	1,098,990
	5.500%, 5/01/20 (Pre-refunded to 11/01/11)
2,000	East Grand Rapids Public Schools, Kent County, Michigan, Unlimited Tax General Obligation School	5/09 at 100.00	AAA	2,168,520
	Building and Site Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FSA Insured
1,085	Freeland Community School District, Saginaw, Midland and Bay Counties, Michigan, General Obligation	5/10 at 100.00	AA***	1,164,259
	Bonds, Series 2000, 5.250%, 5/01/19 (Pre-refunded to 5/01/10)
1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation Bonds,	11/11 at 100.00	AA***	1,648,485
	Series 2001, 5.500%, 5/01/17 (Pre-refunded to 11/01/11)
3,500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.250%,	7/11 at 101.00	AA***	3,803,625
	1/15/21 (Pre-refunded to 7/15/11)
	Michigan, Certificates of Participation, Series 2000:
2,000	5.500%, 6/01/19 (Pre-refunded to 6/01/10) - AMBAC Insured	6/10 at 100.00	AAA	2,148,240
2,000	5.500%, 6/01/27 (Pre-refunded to 6/01/10) - AMBAC Insured	6/10 at 100.00	AAA	2,133,220
1,000	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%, 9/01/21	9/11 at 100.00	AAA	1,086,450
	(Pre-refunded to 9/01/11) - MBIA Insured
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, OSF Healthcare System,	11/09 at 101.00	A***	1,106,740
	Series 1999, 6.125%, 11/15/19 (Pre-refunded to 11/15/09)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group,
	Series 1999A:
1,000	6.125%, 11/15/23 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	1,104,360
2,500	6.125%, 11/15/26 (Pre-refunded to 11/15/09)	11/09 at 101.00	AAA	2,760,900
3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of	1/07 at 102.00	N/R***	3,481,104
	Michigan Obligated Group, Series 1997, 6.375%, 1/01/25 (Pre-refunded to 1/01/07)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John's Health	5/08 at 101.00	AAA	3,522,591
	System, Series 1998A, 5.000%, 5/15/28 - AMBAC Insured
250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3***	278,657
	5/01/12
1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded to 11/01/11) -	11/11 at 100.00	AAA	1,072,270
	FSA Insured
1,100	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+***	1,167,694
	Village, Series 1998, 5.375%, 7/01/28 (Pre-refunded to 7/01/08)
2,875	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	3,144,416
	2000A, 5.750%, 5/01/24 (Pre-refunded to 5/01/10) - FGIC Insured
4,300	Montcalm County Building Authority, Michigan, Correctional Facility Improvement General Obligation	5/10 at 100.00	AAA	4,614,115
	Bonds, Series 2000, 5.250%, 5/01/25 (Pre-refunded to 5/01/10) - AMBAC Insured
1,625	Northville Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.375%,	11/11 at 100.00	AA***	1,775,004
	5/01/18 (Pre-refunded to 11/01/11)
1,125	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB+***	1,250,775
	7/01/39 (Pre-refunded to 7/01/10)
85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB-***	103,309
	8/01/26
1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,093,710
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured
2,100	Romulus Community Schools, Wayne County, Michigan, Unlimited Tax General Obligation School Building	5/09 at 100.00	AAA	2,263,359
	and Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded to 5/01/09) - FGIC Insured
2,500	Taylor Building Authority, Wayne, Michigan, Limited Tax General Obligation Bonds, Series 2000,	3/10 at 100.00	AAA	2,665,225
	5.125%, 3/01/17 (Pre-refunded to 3/01/10) - AMBAC Insured
1,980	Washtenaw County Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 1999,	9/07 at 100.00	AAA	2,059,101
	5.400%, 9/01/17 (Pre-refunded to 9/01/07) - FGIC Insured
2,600	West Bloomfield School District, Oakland County, Michigan, Unlimited Tax General Obligation School	5/10 at 100.00	AAA	2,856,360
	Building and Site Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded to 5/01/10) - FGIC Insured
1,125	Whitehall District Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2001,	11/11 at 100.00	AA***	1,236,364
	5.500%, 5/01/17 (Pre-refunded to 11/01/11)

	Utilities - 12.2% (8.0% of Total Investments)
3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,	1/12 at 100.00	AAA	3,185,460
	1/01/27 - AMBAC Insured
3,225	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3	3,497,867
	5/01/12
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	No Opt. Call	AAA	4,651,482
	1991BB, 7.000%, 5/01/21 - AMBAC Insured
2,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Aaa	2,084,920
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) - AMBAC Insured
4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	4,134,560
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	12/12 at 100.00	AAA	3,130,440
	2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,047,220
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured
400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	426,720
	Insured

	Water and Sewer - 15.9% (10.5% of Total Investments)
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,711,005
	7/01/29 - FGIC Insured
2,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	2,118,640
	7/01/17 - FSA Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 - MBIA Insured	7/13 at 100.00	AAA	4,184,189
3,000	5.000%, 7/01/25 - MBIA Insured	7/13 at 100.00	AAA	3,110,550
730	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33 -	7/11 at 100.00	AAA	765,777
	FGIC Insured
5,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 - MBIA	7/15 at 100.00	AAA	5,513,459
	Insured
1,100	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series 2002,	10/12 at 100.00	AAA	1,185,151
	5.250%, 10/01/18
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%,	10/14 at 100.00	AAA	4,472,662
	10/01/19
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,212,112
	5.000%, 10/01/23
2,100	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	2,228,919
	10/01/22
	Muskegon Heights, Muskegon County, Michigan, Water Supply System Revenue Bonds, Series 2000A:
1,040	5.625%, 11/01/25 - MBIA Insured	11/10 at 100.00	Aaa	1,124,854
1,160	5.625%, 11/01/30 - MBIA Insured	11/10 at 100.00	Aaa	1,254,644

$267,706	Total Long-Term Investments (cost $260,775,475) - 152.3%			276,034,640

	Other Assets Less Liabilities - (0.5)%			(733,255)

	Preferred Shares, at Liquidation Value - (51.8)%			(94,000,000)

	Net Assets Applicable to Common Shares - 100%			$181,301,385

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $260,864,228.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$15,928,384
Depreciation	(757,972)

Net unrealized appreciation of investments	$15,170,412

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.